Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income tax expense
Total current tax	$ 955	$ 1,034
Deferred income tax expense	1,931	1,696
Income tax expense	2,886	2,730
Reconciliation of reported income tax expense to the theoretical tax amount
(Loss)/income before income taxes and equity in earnings of an equity investee	(4,756)	137,088
Tax calculated at the statutory tax rate of the Company	(785)	22,620
Different tax rates applicable in different jurisdictions	625	(1,423)
Tax valuation allowance	6,513	(2,898)
Preferential tax rate difference	(32)	(39)
Preferential tax deduction and credits	(8,405)	(17,735)
Expenses not deductible for tax purposes	7,548	2,829
Utilization of previously unrecognized tax losses	(3)	(39)
Withholding tax on undistributed earnings of PRC entities	1,670	1,755
Income not subject to tax	(2,852)	(2,478)
Temporary difference	(1,615)	(127)
Others	222	265
Income tax expense	2,886	2,730
HK
Income tax expense
Total current tax	1	6
PRC
Income tax expense
Total current tax	868	976
US and others
Income tax expense
Total current tax	$ 86	$ 52